Risks (Details Narrative) - Image P2P Trading Group Limited [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Five Customers [Member]
Concentrations risks percentage	96.60%
One Vendor [Member]
Concentrations risks percentage	17.10%
One Customers [Member]
Concentrations risks percentage		98.40%
Three Vendor [Member]
Concentrations risks percentage		42.60%
Vendor [Member]
Concentrations risks percentage		12.10%